Transactions with Related Parties - Summary of Accounts Receivable (Payable) with Other Related Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable	$ (298,376)	$ (252,622)	$ (198,512)
Especialistas en Alta Cocina, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable	93		891
Mayo 13, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable		417
OTV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable		5,950	6,150
Accounts payable	(465)
Ingeniería y Economía del Transporte, S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable	$ (7,698)	$ (3,777)	$ (1,125)